Interim Balance Sheet - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Current Assets:
Cash
Non-current assets
TOTAL ASSETS
Current Liabilities:
Accounts payable				5,984
Total Current Liabilities				5,984
TOTAL LIABILITIES				5,984
Shareholders’ Deficit:
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 2,063,000 and 2,063,000 shares issued and outstanding (excluding 832,415 and 6,900,000 shares, subject to possible redemption as of June 30, 2025 and December 31, 2024, respectively)				0
Additional paid-in capital				(0)
Accumulated Deficit				(5,984)
Total Shareholders’ Deficit				(5,984)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT
Related Party [Member]
Current Liabilities:
Due to related party
Maius Pharmaceutical Co. Ltd [Member]
Current Assets:
Cash		$ 1,809,035			$ 74,514		$ 179,237
Short-term investment					62,076		148,310
Amounts due from related parties		201,207			154,235		146,245
Prepaid expenses		239,685			155,282		101,649
Total Current Assets		2,249,927			446,107		575,441
Non-current assets
Right-of-use assets, net		56,132			75,687		27,023
Property, plant and equipment		4,838			746		2,829
Intangible assets, net		773			859		969
Other noncurrent assets		844			865		844
Deferred offering costs		549,045			335,509		225,032
Total non-current assets		611,632			413,666		256,697
TOTAL ASSETS		2,861,559			859,773		832,138
Current Liabilities:
Accounts payable		40,602			41,592		40,593
Salary and welfare payable		25,974			26,599		26,779
Other payable		66,236			1
Lease liabilities, current		39,736			40,106		22,087
Convertible bond		300,000
Total Current Liabilities		4,010,149			3,356,493		2,701,505
Lease liabilities, non-current		3,677			26,277
TOTAL LIABILITIES		4,013,826			3,382,770		2,701,505
Commitments and contingencies
Shareholders’ Deficit:
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 2,063,000 and 2,063,000 shares issued and outstanding (excluding 832,415 and 6,900,000 shares, subject to possible redemption as of June 30, 2025 and December 31, 2024, respectively)		14,619			13,727		13,727
Additional paid-in capital		13,160,402			11,074,192		11,074,192
Subscription receivables		(2,939,179)			(2,939,179)		(2,969,955)
Accumulated other comprehensive loss		(156,545)			(220,253)		(165,023)
Accumulated Deficit		(11,231,564)			(10,451,484)		(9,822,308)
Total Shareholders’ Deficit		(1,152,267)			(2,522,997)		(1,869,367)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		2,861,559			859,773		832,138
Maius Pharmaceutical Co. Ltd [Member] | Related Party [Member]
Current Liabilities:
Due to related party		3,537,601			$ 3,248,195		$ 2,612,046
DT Cloud Acquisition Corporation [Member]
Current Assets:
Cash			$ 152,021			$ 69,818
Cash in escrow						425,000
Prepaid expenses	45,242		16,830			8,446
Total Current Assets	45,242		168,851			503,264
Non-current assets
Deferred offering costs						85,000
Cash and Investments held in trust account	9,058,036		72,345,071
TOTAL ASSETS	9,103,278		72,513,922			588,264
Current Liabilities:
Other payable	300,000
Promissory note	545,975
Accrued liabilities	76,584		168,060			24,247
Total Current Liabilities	1,290,686		297,819			731,861
Deferred Underwriting Compensation	1,725,000		1,725,000
TOTAL LIABILITIES	3,015,686		2,022,819			731,861
Commitments and contingencies
Ordinary shares subject to possible redemption, 832,415 and 6,900,000 shares issued and outstanding at redemption value of $10.88 and $10.48 as of June 30, 2025 and December 31, 2024, respectively	9,058,036		72,345,071
Shareholders’ Deficit:
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 2,063,000 and 2,063,000 shares issued and outstanding (excluding 832,415 and 6,900,000 shares, subject to possible redemption as of June 30, 2025 and December 31, 2024, respectively)	206		206			173
Additional paid-in capital						24,827
Accumulated Deficit	(2,970,650)		(1,854,174)			(168,597)
Total Shareholders’ Deficit	(2,970,444)	$ (2,500,178)	(1,853,968)			(143,597)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	9,103,278		72,513,922			588,264
DT Cloud Acquisition Corporation [Member] | Related Party [Member]
Current Liabilities:
Due to related party	$ 368,127		129,759			490,000
Promissory note – related party						$ 217,614